UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2010 (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Skyline Special Equities Portfolio

September 30, 2010

Schedule of Portfolio Investments (unaudited)
Security Description	Shares	Value
Common Stocks - 97.5%
Consumer Discretionary - 16.7%
Ashbury Automotive Group, Inc.*	318,257	$4,477,876
Big 5 Sporting Goods Corp.	225,922	3,031,873
Big Lots, Inc.*	142,100	4,724,825
Dress Barn, Inc., The*	140,700	3,341,625
Group 1 Automotive, Inc.*	84,200	2,515,896
Harman International Industries, Inc.*	65,600	2,191,696
Jos. A. Bank Clothiers, Inc.*	98,309	4,188,946
McCormick & Schmick’s Seafood Restaurants, Inc.*	241,700	1,880,426
Modine Manufacturing Co.*	177,300	2,299,581
Signet Jewelers, Ltd.*	142,100	4,510,254
Total Consumer Discretionary		33,162,998
Consumer Staples - 1.1%
B&G Foods, Inc.	194,300	2,121,756
Energy - 2.5%
Bristow Group, Inc.*	59,500	2,146,760
Energy Partners, Ltd.*	120,300	1,444,803
Key Energy Services, Inc.*	136,034	1,293,683
Total Energy		4,885,246
Financials -18.5%
Aspen Insurance Holdings, Ltd.	95,973	2,906,062
Columbia Banking System, Inc.	132,400	2,601,660
Delphi Financial Group, Inc., Class A	119,229	2,979,533
First Financial Bancorp	210,100	3,504,468
Hanover Insurance Group, Inc.	91,100	4,281,700
MB Financial, Inc.	155,500	2,522,210
Ocwen Financial Corp.*	240,500	2,438,670
Park Sterling Bank*	359,500	2,174,975
Penson Worldwide, Inc.*	256,300	1,273,811
Reinsurance Group of America, Inc.	81,347	3,928,247
Symetra Financial Corp.	252,600	2,642,196
TradeStation Group, Inc.*	281,800	1,854,244
Validus Holdings, Ltd.	81,400	2,145,704
Wilmington Trust Corp.	145,800	1,309,284
Total Financials		36,562,764
Health Care - 8.9%
AMERIGROUP Corp.*	85,000	3,609,950
Chemed Corp.	48,600	2,768,742
Five Star Quality Care, Inc.*	463,421	2,340,276
Pharmaceutical Product Development, Inc.	127,500	3,160,725
Sun Healthcare Group, Inc.*	273,300	2,314,851

Skyline Special Equities Portfolio

September 30, 2010

Schedule of Portfolio Investments (unaudited)
Security Description	Shares		Value
Health Care - 8.9% (continued)
Teleflex, Inc.	60,050		$3,409,639
Total Health Care			17,604,183
Industrials - 24.7%
ArvinMeritor, Inc.*	186,783		2,902,608
Beacon Roofing Supply, Inc.*	100,789		1,468,496
Brady Corp.	80,200		2,339,434
CAI International, Inc.*	184,720		2,802,202
CBIZ, Inc.*	65,000		385,450
Columbus McKinnon Corp.*	154,250		2,559,008
Douglas Dynamics, Inc.*	166,400		2,055,040
Dynamex, Inc.*	109,284		1,666,581
Generac Holdings, Inc.*	149,376		2,037,489
General Cable Corp.	87,921		2,384,418
GP Strategies Corp.*	259,900		2,362,490
GrafTech International, Ltd.*	189,500		2,961,885
Heidrick & Struggles International, Inc.	109,365		2,130,430
Kennametal, Inc.	97,200		3,006,396
Middleby Corp., The*	51,590		3,270,290
R.R. Donnelley & Sons Co.	144,500	[2]	2,450,720
SFN Group, Inc.*	483,400		2,905,234
Textainer Group Holdings, Ltd.	110,500	[2]	2,954,770
Triumph Group, Inc.	52,200		3,893,598
United Rentals, Inc.*	166,400		2,469,376
Total Industrials			49,005,915
Information Technology - 17.6%
Anixter International, Inc.*	36,400		1,965,236
Arris Group, Inc.*	196,724		1,921,993
Benchmark Electronics, Inc.*	185,189		3,037,100
Black Box Corp.	75,262		2,412,900
CoreLogic, Inc.	127,500		2,442,900
Intermec Inc.*	150,600		1,846,356
Monotype Imaging Holdings, Inc.*	256,300		2,345,145
NeuStar, Inc., Class A*	104,500		2,597,870
ON Semiconductor Corp.*	429,125	[2]	3,093,991
RF Micro Devices, Inc.*	433,600		2,662,304
Rudolph Technologies, Inc.*	176,100		1,463,391
SYNNEX Corp.*	116,654		3,282,644
TNS, Inc.*	181,000		3,067,950
Virtusa Corp.*	289,101		2,801,389
Total Information Technology			34,941,169
Materials - 2.1%
A. Schulman, Inc.	104,500		2,105,675
Kraton Performance Polymers, Inc.*	72,900		1,979,235
Total Materials			4,084,910

Skyline Special Equities Portfolio

September 30, 2010

Schedule of Portfolio Investments (unaudited)
Security Description	Shares	Value
Telecommunication Services - 3.9%
Cincinnati Bell, Inc.*	1,144,334	$3,055,372
Syniverse Holdings, Inc.*	204,100	4,626,947
Total Telecommunication Services		7,682,319
Utilities - 1.5%
NV Energy, Inc.	227,100	2,986,365
Total Common Stocks (cost $160,952,547)		193,037,625
Short-Term Investments - 3.9%[1]
BNY Institutional Cash Reserves Fund, Series B*[3,4]	426,826	339,427
BNY Mellon Overnight Government Fund, 0.28%[3]	3,024,000	3,024,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.21%	4,467,073	4,467,073
Total Short-Term Investments (cost $7,917,899)		7,830,500
Total Investments - 101.4% (cost $168,870,446)		200,868,125
Other Assets, less Liabilities - (1.4)%		(2,804,163)
Net Assets - 100.0%		$198,063,962

TimesSquare Mid Cap Growth Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)
Security Description	Shares		Value
Common Stocks - 97.4%
Consumer Discretionary - 14.1%
Apollo Group, Inc., Class A*	241,800	[2]	$12,416,430
Coach, Inc.	229,500		9,859,320
Discovery Communications, Inc., Class C*	995,200		38,006,688
Hasbro, Inc.	361,900		16,108,169
International Game Technology	829,100	[2]	11,980,495
Mohawk Industries, Inc.*	217,200	[2]	11,576,760
National CineMedia, Inc.	680,400		12,179,160
Pool Corp.	641,000		12,864,870
Strayer Education, Inc.	57,780		10,082,610
Tiffany & Co.	307,400		14,444,726
Virgin Media, Inc.	2,081,200		47,909,224
Total Consumer Discretionary			197,428,452
Consumer Staples - 3.8%
Church & Dwight Co., Inc.	230,500		14,968,670
Herbalife, Ltd.	399,000		24,079,650
Whole Foods Market, Inc.*	365,500		13,563,705
Total Consumer Staples			52,612,025
Energy - 6.2%
Cameron International Corp.*	466,700	[2]	20,049,432
Denbury Resources, Inc.*	1,177,800		18,715,242
Range Resources Corp.	337,400		12,865,062
Ultra Petroleum Corp.*	326,800		13,719,064
Whiting Petroleum Corp.*	219,700	[2]	20,983,547
Total Energy			86,332,347
Financials - 11.7%
Aflac, Inc.	539,800	[2]	27,913,058
Arch Capital Group, Ltd.*	179,900		15,075,620
Assured Guaranty, Ltd.	861,800		14,745,398
Invesco, Ltd.	916,500		19,457,295
RenaissanceRe Holdings, Ltd.	624,100		37,421,036
SEI Investments Co.	877,200		17,842,248
TD Ameritrade Holding Corp.*	818,100	[2]	13,212,315
Torchmark Corp.	359,900		19,125,086
Total Financials			164,792,056
Health Care - 15.8%
Cephalon, Inc.*	303,600	[2]	18,956,784
DaVita, Inc.*	1,068,300		73,744,749
Express Scripts, Inc.,*	612,900		29,848,230
Laboratory Corp. of America Holdings*	230,500		18,078,115
Lincare Holdings, Inc.	528,600		13,262,574
Mettler-Toledo International, Inc.*	123,800		15,405,672
Mindray Medical International, Ltd., Sponsored ADR	352,800	[2]	10,432,296
ResMed, Inc.*	607,300		19,925,513
Shire Pharmaceuticals PLC	337,400		22,700,272
Total Health Care			222,354,205

TimesSquare Mid Cap Growth Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 14.2%
Ametek, Inc.	376,700		$17,994,959
CH Robinson Worldwide, Inc.	326,100	[2]	22,800,912
Copart, Inc.*	458,000		15,100,260
IHS, Inc., Class A*	247,400		16,823,200
ITT Industries, Inc.	320,300	[2]	14,999,649
Kansas City Southern*	700,900		26,220,669
Parker Hannifin Corp.	191,200		13,395,472
Rockwell Collins, Inc.	399,200	[2]	23,253,400
SPX Corp.	298,000		18,857,440
Stericycle, Inc.*	131,800	[2]	9,157,464
URS Corp.*	555,900		21,113,082
Total Industrials			199,716,507
Information Technology - 23.4%
Alliance Data Systems Corp.*	444,200		28,988,492
Altera Corp.	300,700		9,069,112
Amdocs, Ltd.*	1,368,300		39,215,478
Amphenol Corp., Class A	348,600		17,074,428
Analog Devices, Inc.	679,900	[2]	21,335,262
ASML Holding N.V.	624,100		18,554,493
Broadcom Corp., Class A	343,800		12,167,082
Dolby Laboratories, Inc., Class A*	219,300		12,458,433
FLIR Systems, Inc.*	388,000		9,971,600
Global Payments, Inc.	396,200		16,993,018
Juniper Networks, Inc.*	537,100		16,300,985
Lam Research Corp.*	249,200		10,429,020
Lender Processing Services, Inc.	468,600		15,571,578
Linear Technology Corp.	444,200	[2]	13,650,266
MICROS Systems, Inc.*	216,100		9,147,513
NetApp, Inc.*	235,800		11,740,482
NeuStar, Inc., Class A*	939,000		23,343,540
Red Hat, Inc.*	371,100		15,215,100
Teradata Corp.*	257,900	[2]	9,944,624
Western Union Co., The	950,300		16,791,801
Total Information Technology			327,962,307
Materials - 3.5%
Ecolab, Inc.	641,000		32,524,340
Owens-Illinois, Inc.*	567,500	[2]	15,924,050
Total Materials			48,448,390
Telecommunication Services - 4.8%
American Tower Corp., Class A*	561,400		28,777,364
SBA Communications Corp.*	955,900		38,522,770
Total Telecommunication Services			67,300,134
Total Common Stocks (cost $1,133,352,927)			1,366,946,423
Short-Term Investments - 4.0%[1]
BNY Institutional Cash Reserves Fund, Series B*[3,4]	1,665,632		1,324,567
BNY Mellon Overnight Government Fund, 0.28%[3]	12,032,000		12,032,000

TimesSquare Mid Cap Growth Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)
Security Description	Shares	Value
Short-Term Investments - 4.0%[1] (continued)
Dreyfus Cash Management Fund, Institutional Class Shares, 0.21%	25,990,100	$25,990,100
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.17%	17,166,661	17,166,661
Total Short-Term Investments (cost $56,854,393)		56,513,328
Total Investments - 101.4% (cost $1,190,207,320)		1,423,459,751
Other Assets, less Liabilities - (1.4)%		(19,566,550)
Net Assets - 100.0%		$1,403,893,201

TimesSquare Small Cap Growth Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)
Security Description	Shares		Value
Common Stocks - 98.6%
Consumer Discretionary - 6.2%
American Public Education, Inc.*	76,700		$2,520,362
Arbitron, Inc.	220,000		6,153,400
Capella Education Co.*	45,000		3,492,900
Iconix Brand Group, Inc.*	165,000		2,887,500
Jos. A. Bank Clothiers, Inc.*	90,044		3,836,775
Monro Muffler Brake, Inc.	115,000		5,302,650
National American University Holdings, Inc.*	320,000		2,150,400
Vitamin Shoppe, Inc.*	210,000		5,764,500
Total Consumer Discretionary			32,108,487
Consumer Staples - 3.6%
Diamond Foods, Inc.	92,000		3,771,080
Herbalife, Ltd.	70,000		4,224,500
Inter Parfums, Inc.	186,600		3,282,294
United Natural Foods, Inc.*	232,400		7,701,736
Total Consumer Staples			18,979,610
Energy - 8.1%
Atlas Energy, Inc.	135,000		3,866,400
Cal Dive International, Inc.*	310,700		1,699,529
Carrizo Oil & Gas, Inc.*	153,000		3,662,820
Concho Resources, Inc.*	67,516		4,467,534
Dril-Quip, Inc.*	80,000		4,968,800
Key Energy Services, Inc.*	390,000		3,708,900
Kodiak Oil & Gas Corp.*	545,000	[2]	1,847,550
Matador Resources Co.*[6,7]	431,250		3,881,250
Newpark Resources*	295,500		2,482,200
Oasis Petroleum, Inc.*	292,000		5,656,040
T-3 Energy Services, Inc.*	114,600		2,996,790
World Fuel Services Corp.	115,000		2,991,150
Total Energy			42,228,963
Financials - 9.2%
American Equity Investment Life Holding Co.	460,900	[2]	4,719,616
Amerisafe, Inc.*	180,000		3,380,400
Argo Group International Holdings, Ltd.	158,466		5,505,109
Artio Global Investors, Inc.	166,500		2,547,450
CVB Financial Corp.	525,150	[2]	3,943,876
Duff & Phelps Corp., Class A	302,000		4,067,940
Evercore Partners, Inc., Class A	184,700		5,284,267
Iberia Bank Corp.	99,600		4,978,008
Safety Insurance Group, Inc.	110,500		4,643,210
StanCorp Financial Group, Inc.	240,000		9,120,000
Total Financials			48,189,876

TimesSquare Small Cap Growth Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)
Security Description	Shares		Value
Health Care - 16.8%
Align Technology, Inc.*	240,000		$4,699,200
Alimera Sciences, Inc.*	190,000		1,818,300
BioMarin Pharmaceutical, Inc.*	205,000		4,581,750
Bio-Rad Laboratories, Inc., Class A*	90,000		8,145,900
Brookdale Senior Living, Inc.*	290,000	[2]	4,729,900
Catalyst Health Solutions, Inc.*	170,000		5,985,700
Dionex Corp.*	65,000	[2]	5,618,600
Emergency Medical Services Corp., Class A*	125,000		6,656,250
Haemonetics Corp.*	100,000		5,853,000
ICON PLC, Sponsored ADR*	190,700		4,122,934
Incyte Genomics, Inc.*	285,000	[2]	4,557,150
IPC The Hospitalist Co., Inc.*	156,000	[2]	4,261,920
Magellan Health Services, Inc.*	112,600		5,319,224
MedAssets, Inc.*	248,500		5,228,440
Sirona Dental Systems, Inc.*	141,500		5,099,660
United Therapeutics Corp.*	105,000		5,881,050
Volcano Corp.*	190,000		4,936,200
Total Health Care			87,495,178
Industrials - 25.1%
Advisory Board Co., The*	135,000		5,960,250
Albany International Corp.	305,000		5,770,600
Allegiant Travel Co.	125,000		5,290,000
Beacon Roofing Supply, Inc.*	78,300		1,140,831
Clean Harbors, Inc.*	110,000		7,452,500
Columbus McKinnon Corp.*	290,000		4,811,100
CoStar Group, Inc.*	140,000		6,819,400
DigitalGlobe, Inc.*	120,000		3,648,000
EMCOR Group, Inc.*	242,587		5,965,214
Generac Holdings, Inc.*	350,100		4,775,364
Genesee & Wyoming, Inc., Class A*	190,000		8,244,100
Healthcare Services Group, Inc.	173,000		3,942,670
Interline Brands, Inc.*	275,000		4,961,000
Kennametal, Inc.	170,000		5,258,100
McGrath RentCorp	190,000		4,550,500
Middleby Corp., The*	60,050		3,806,570
Mobile Mini, Inc.*	89,800		1,377,532
Old Dominion Freight Line, Inc.*	132,000		3,355,440
On Assignment, Inc.*	660,000		3,465,000
Orbital Sciences Corp.*	380,000		5,814,000
RBC Bearings, Inc.*	80,000		2,718,400
Resources Connection, Inc.	350,040		4,816,550
Standard Parking Corp.*	200,000		3,420,000
Stericycle, Inc.*	40,000		2,779,200

TimesSquare Small Cap Growth Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)
Security Description	Shares		Value
Industrials - 25.1% (continued)
Transdigm Group, Inc.	135,000		$8,376,750
UTI Worldwide, Inc.	325,000		5,226,000
WABCO Holdings, Inc.*	180,000		7,549,200
Total Industrials			131,294,271
Information Technology - 27.2%
Atheros Communications, Inc.*	98,600		2,598,110
Blackboard, Inc.*	200,000		7,208,000
Bottomline Technologies, Inc.*	424,400		6,518,784
BroadSoft, Inc.*	160,000		1,385,600
CommVault Systems, Inc.*	178,000		4,633,340
CSG Systems International, Inc.*	205,100		3,738,972
Cymer, Inc.*	155,000		5,747,400
DG FastChannel, Inc.*	178,000	[2]	3,871,500
Epiq Systems, Inc.	270,000		3,310,200
Euronet Worldwide, Inc.*	243,300	[2]	4,376,967
Global Payments, Inc.	280,000		12,009,200
Hittite Microwave Corp.*	110,000		5,241,500
Informatica Corp.*	137,000		5,262,170
J2 Global Communications, Inc.*	275,000		6,542,250
Jack Henry & Associates, Inc.	290,000		7,395,000
ManTech International Corp., Class A*	85,000		3,366,000
Monotype Imaging Holdings, Inc.*	150,000		1,372,500
Netezza Corp.*	260,000		7,007,000
Power Integrations, Inc.	158,045		5,024,251
RealD, Inc.*	150,000		2,773,500
Solera Holdings, Inc.	275,000		12,144,000
Ultimate Software Group, Inc., The*	265,000		10,239,600
Varian Semiconductor Equipment Associates, Inc.*	185,000		5,324,300
ViaSat, Inc.*	160,000		6,577,600
Wright Express Corp.*	234,500		8,373,995
Total Information Technology			142,041,739
Telecommunication Services - 2.4%
General Communication, Inc., Class A*	265,000		2,642,050
NTELOS Holdings Corp.	290,000		4,906,800
SBA Communications Corp.*	125,000		5,037,500
Total Telecommunication Services			12,586,350
Total Common Stocks (cost $419,537,530)			514,924,474
Short-Term Investments - 3.4%[1]
BNY Institutional Cash Reserves Fund, Series B*[3,4]	1,179,050		937,621
BNY Mellon Overnight Government Fund, 0.28%[3]	9,788,000		9,788,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.21%	6,895,499		6,895,499
Total Short-Term Investments (cost $17,862,549)			17,621,120
Total Investments - 102.0% (cost $437,400,079)			532,545,594
Other Assets, less Liabilities - (2.0)%			(10,280,639)
Net Assets - 100.0%			$522,264,955

Renaissance Large Cap Growth Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)
Security Description	Shares	Value
Common Stocks - 99.0%
Consumer Discretionary - 18.6%
AutoZone, Inc.*	2,221	$508,408
Cheesecake Factory, Inc., The*	15,215	402,741
Coach, Inc.	9,078	389,991
Dollar Tree, Inc.*	9,091	443,277
Johnson Controls, Inc.	13,599	414,770
Mattel, Inc.	17,871	419,254
Omnicom Group, Inc.	9,697	382,838
Ross Stores, Inc.	8,519	465,307
Starbucks Corp.	15,832	404,983
Target Corp.	7,489	400,212
Total Consumer Discretionary		4,231,781
Energy - 3.3%
Helmerich & Payne, Inc.	8,724	352,973
Occidental Petroleum Corp.	5,141	402,540
Total Energy		755,513
Financials - 5.0%
American Express Co.	9,253	388,904
Ameriprise Financial, Inc.	8,143	385,408
Goldman Sachs Group, Inc.	2,516	363,763
Total Financials		1,138,075
Health Care - 12.1%
AmerisourceBergen Corp.	14,814	454,197
Amgen, Inc.*	6,373	351,216
Express Scripts, Inc.,*	8,293	403,869
Gilead Sciences, Inc.*	10,701	381,063
Johnson & Johnson	5,962	369,406
McKesson Corp.	6,432	397,369
UnitedHealth Group, Inc.	11,468	402,641
Total Health Care		2,759,761
Industrials - 25.4%
3M Co.	5,052	438,059
Caterpillar, Inc.	6,116	481,207
Cummins, Inc.	5,553	502,990
Deere & Co.	6,787	473,597
Eaton Corp.	6,001	495,022
Emerson Electric Co.	8,244	434,129
Grainger (W.W.), Inc.	3,481	414,622
Joy Global, Inc.	7,058	496,319
Lockheed Martin Corp.	5,095	363,172
Norfolk Southern Corp.	6,930	412,404
Parker Hannifin Corp.	5,962	417,698
Union Pacific Corp.	5,220	426,996
United Parcel Service, Inc., Class B	6,366	424,549
Total Industrials		5,780,764
Information Technology - 32.6%
Altera Corp.	14,354	432,917
Apple, Inc.*	1,572	446,055
Broadcom Corp., Class A	12,453	440,712
Cisco Systems, Inc.*	17,805	389,930
Corning, Inc.	21,475	392,563
EMC Corp.*	21,669	440,097
Hewlett-Packard Co.	8,619	362,601
Intel Corp.	19,732	379,446
International Business Machines Corp.	3,208	430,321
Jabil Circuit, Inc.	27,641	398,307

Renaissance Large Cap Growth Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)
Security Description	Shares	Value
Information Technology - 32.6% (continued)
Lexmark International, Inc., Class A*	10,383	$463,289
Microsoft Corp.	14,079	344,795
NetApp, Inc.*	9,474	471,710
Oracle Corp.	15,477	415,557
QLogic Corp.*	20,626	363,843
SanDisk Corp.*	8,527	312,515
Seagate Technology*	21,678	255,367
Texas Instruments, Inc.	15,539	421,728
Western Digital Corp.*	9,645	273,822
Total Information Technology		7,435,575
Materials - 2.0%
Walter Industries, Inc.	5,724	465,304
Total Common Stocks (cost $20,160,864)		22,566,773
Short-Term Investments - 1.6%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.21%
(cost $376,206)	376,206	376,206
Total Investments - 100.6% (cost $20,537,070)		22,942,979
Other Assets, less Liabilities - (0.6)%		(147,077)
Net Assets - 100.0%		$22,795,902

GW&K Municipal Bond Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)
Security Description	Principal Amount	Value
Municipal Bonds - 88.9%
Arizona - 5.1%
Arizona Water Infrastructure Finance Authority Revenue, Series 2009 A, 5.000%, 10/01/18	$400,000	$484,904
Maricopa County Industrial Development Authority Health Facility Revenue, Catholic Healthcare West, Series 2007 A, 5.000%, 07/01/17	100,000	111,277
Pima County Sewer Revenue, Series 2010, 5.000%, 07/01/22 (AGM Insured)	300,000	337,905
Total Arizona		934,086
California - 10.8%
California State Department of Water Resources Revenue, 5.000%, 12/01/20 (AGM Insured)	25,000	28,521
California State Economic Recovery, Series 2009 A, 5.000%, 07/01/20	400,000	468,455
California State General Obligation, 5.500%, 04/01/18	115,000	135,846
California State Public Works Board Revenue, California Community Colleges, Series 2007 B, 5.000%, 03/01/21 (FGIC Insured)	200,000	212,590

California State Public Works Board Revenue, Department of General Services, Series 2009 A, 5.000%, 04/01/20	250,000	267,288
California State Public Works Board Revenue, Various California State University Projects, Series 2010 B-1, 5.250%, 03/01/24	250,000	266,410
California State Public Works Board, Various University of California Projects, Series 2007 A, 5.000%, 06/01/19 (FGIC Insured)	95,000	112,164
San Francisco, CA City & County Airport Commission Revenue, International Airport, Series 2010 D, 5.000%, 05/01/19 (AGM Insured)	300,000	348,741

Southern California Public Power Authority, Southern Transmission Project, Series 2008 B, 6.000%, 07/01/27	100,000	118,828
Total California		1,958,843
Colorado - 1.2%
Colorado Health Facilities Authority Revenue, Sisters of Charity of Leavenworth Health System, Series 2010 B, 5.000%, 01/01/23	200,000	217,890
Connecticut - 2.3%
Connecticut State General Revenue, Series 2009 C, 5.000%, 10/01/16	350,000	419,472
Florida - 2.8%

Highlands County Health Facilities Authority, Adventist Health System, Series 2005 A-D, 5.000%, 11/15/18	100,000	107,591

Miami-Dade County Florida Aviation Revenue, Miami International Airport, Series 2010 A-1, 5.500%, 10/01/26	360,000	401,908
Total Florida		509,499
Georgia - 3.3%
Gwinnett County School District General Obligation, 5.000%, 02/01/16	500,000	593,694
Illinois - 3.3%

Chicago, IL Public Building Commission Building Revenue, Series 1999 B, 5.250%, 12/01/18 (FGIC Insured)	275,000	318,596
Illinois State Sales Tax Revenue, Build Illinois, Series 2009 B, 5.000%, 06/15/21	250,000	276,705
Total Illinois		595,301
Iowa - 2.6%
Iowa State Jobs Program Special Obligation, Series 2009 A, 5.000%, 06/01/17	400,000	472,780
Kansas - 2.4%
Kansas Development Finance Authority Revenue, Series 2004 A, 5.000%, 04/01/19 (FGIC Insured)	400,000	436,740
Kentucky - 2.5%
Kentucky State Property & Buildings Commission Revenue, Series 2009 A, 5.000%, 08/01/19	400,000	462,260
Maine - 2.6%

Maine Municipal Bond Bank Transportation Infrastructure Revenue, Series 2009 A, 5.000%, 09/01/22	400,000	464,820
Massachusetts - 4.5%
Massachusetts Educational Financing Authority Education Loan Revenue, Issue I, Series 2010 A, 5.500%, 01/01/22	250,000	271,862
Massachusetts State Water Resources Authority, Series 2009 B, 5.000%, 08/01/21	470,000	554,342
Total Massachusetts		826,204
Michigan - 2.5%
Michigan Municipal Bond Authority Revenue, Series 2007, 5.000%, 10/01/19	400,000	464,316
New Jersey - 2.8%
New Jersey State Turnpike Authority Revenue, Series 2009 G, 5.000%, 01/01/18	450,000	512,860

GW&K Municipal Bond Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)
Security Description	Principal Amount	Value
New Mexico - 1.0%
New Mexico State Capital Projects General Obligation, 5.000%, 03/01/18	$150,000	$180,714
New York - 10.7%
New York, NY General Obligation, Series 2008 B-1, 5.250%, 09/01/20	550,000	645,804

New York State Thruway Authority, Second General Highway & Bridge Trust, Series 2008 B, 5.000%, 04/01/22	400,000	455,540
New York State Urban Development Corp. Revenue, Series 2008 D, 5.250%, 01/01/17	400,000	471,256
Triborough Bridge & Tunnel Authority Revenue, Series 2008 A, 5.000%, 11/15/20	315,000	367,602
Total New York		1,940,202
North Carolina - 1.6%

North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue, Series 2009 C, 5.000%, 01/01/21	250,000	282,740
Ohio - 2.3%
Ohio State Facilities, Series 2009 B, 5.000%, 10/01/17	350,000	410,442
Pennsylvania - 6.4%
Philadelphia, PA Water and Wastewater Revenue, Series 2010 A, 5.000%, 06/15/18 (AGM Insured)	400,000	462,316
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue, Philadelphia Funding Program, Series 2010, 5.000%, 06/15/19	300,000	358,272

Pennsylvania State Higher Educational Facilities Authority Revenue, Series 2009 A, 5.250%, 08/15/21	300,000	341,649
Total Pennsylvania		1,162,237
Puerto Rico - 2.2%
Puerto Rico Electric Power Authority Revenue, Series ZZ, 5.250%, 07/01/22	350,000	392,483
Tennessee - 2.6%
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 A, 5.250%, 09/01/21	455,000	478,128
Texas - 7.8%

Dallas/Fort Worth International Airport Facilities Improvement Joint Revenue, Series 2009 A, 5.000%, 11/01/22	350,000	384,104

Texas Municipal Gas Acquisition and Supply Corp. I Gas Supply Revenue, Series 2008 D, 6.250%, 12/15/26	100,000	114,598
Texas Water Development Board Revenue, Series 2007 B, 5.000%, 07/15/17	400,000	449,028
Texas Water Financial Assistance, Series 2008 A, 5.000%, 08/01/22	400,000	465,692
Total Texas		1,413,422
Vermont - 2.6%
Vermont Municipal Bond Bank, Series 2009 1, 5.000%, 12/01/21	400,000	479,196
Washington - 3.0%

Seattle, WA Municipal Light and Power Improvement and Refunding Revenue, Series 2010 B, 5.000%, 02/01/21	210,000	247,479
Washington Health Care Facilities Authority Revenue, Series 2009, 6.750%, 07/01/29	250,000	272,875
Washington State General Obligation, Series 2008 C, 5.000%, 01/01/27	20,000	22,254
Total Washington		542,608
Total Municipal Bonds (cost $15,086,520)		16,150,937
	Shares
Short Term Investments - 10.0%[1]
Fidelity Institutional Money Market Tax Exempt Fund, Institutional Class, 0.09%, (cost $1,821,219)	1,821,219	1,821,219
Total Investments - 98.9% (cost $16,907,739)[5]		17,972,156
Other Assets, less Liabilities - 1.1%		207,671
Net Assets - 100.0%		$18,179,827

GW&K Municipal Enhanced Yield Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)
Security Description	Principal Amount	Value
Municipal Bonds - 95.7%
Arizona - 2.5%
Pima County Industrial Development Authority Revenue, Tucson Electric Power Co. Project, Series 2010 A, 5.250%, 10/01/40	$500,000	$504,640
Pima County Industrial Development Authority Revenue, Tucson Electric Power Co. Project, Series 2008 B, 5.750%, 09/01/29	250,000	260,912
University Medical Center Corporation Hospital Revenue, Series 2009 A, 6.500%, 07/01/39	325,000	358,657
Total Arizona		1,124,209
California - 12.3%
California Health Facilities Finance Authority Revenue, Catholic Healthcare West, Series 2009 A, 6.000%, 07/01/39	150,000	162,267

California Health Facilities Finance Authority Revenue, St. Joseph Health System, Series 2009 A, 5.750%, 07/01/39	280,000	300,434

California Municipal Finance Authority Certificate, Community Hospitals of Central California, 5.500%, 02/01/39	500,000	495,705
California State General Obligation, 5.000%, 10/01/29	250,000	259,908
California State General Obligation, 6.500%, 04/01/33	150,000	176,530

California State Public Works Board Revenue, Riverside Campus Project, Series 2009 B, 6.125%, 04/01/28	110,000	121,110

California State Public Works Board Revenue, Various Capital Projects, Series 2009 G-1, 5.750%, 10/01/30	200,000	214,644
California State Various Purpose General Obligation, 5.500%, 11/01/39	1,195,000	1,267,620
California Statewide Communities Development Authority School Facility Revenue, Aspire Public Schools, Series 2010, 6.000%, 07/01/40	500,000	508,385

Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Series 2007 A-1, 5.750%, 06/01/47	650,000	492,512
Sacramento County, CA Public Facilities Financing Corporation COP, 5.750%, 02/01/30	500,000	526,110
San Diego, CA Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series 2010 A, 5.250%, 03/01/40	480,000	484,032

San Francisco, CA City and County Redevelopment Financing Authority Revenue, Series 2009 C, 6.500%, 08/01/39	450,000	490,266
Total California		5,499,523
Colorado - 5.6%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008, 6.500%, 11/15/38	1,230,000	1,448,436
Regional Transportation District Tax-Exempt Private Activity Revenue, Denver Transit Partners Eagle P3 Project, 6.000%, 01/15/41	1,000,000	1,054,350
Total Colorado		2,502,786
Connecticut - 0.1%
Eastern Connecticut Resource Recovery Authority Solid Waste Revenue, Wheelabrator Technologies, Series 1993 A, 5.500%, 01/01/20	65,000	65,014
Delaware - 1.3%
Delaware State Economic Development Authority Revenue, Delmarva Power and Light Co. Project, 5.400%, 02/01/31	550,000	579,090
Florida - 2.3%
Miami-Dade County Aviation Revenue, Series 2010 A, 5.375%, 10/01/35	775,000	813,796
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.250%, 10/01/27 (a)	50,000	47,104
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.500%, 10/01/24 (a)	150,000	149,074
Total Florida		1,009,974
Georgia - 3.6%
DeKalb County Hospital Authority Revenue, DeKalb Medical Center, Inc. Project, 6.125%, 09/01/40	500,000	516,265
Gainesville and Hall County Hospital Authority Revenue, Northeast Georgia Health System, Inc. Project, Series 2010 A, 5.375%, 02/15/40	1,050,000	1,067,304
Richmond County Development Authority Solid Waste Disposal Revenue, International Paper Co. Project, 5.800%, 12/01/20	10,000	10,028
Total Georgia		1,593,597
Guam - 1.2%
Guam Power Authority Revenue, Series 2010 A, 5.500%, 10/01/40	500,000	519,865

GW&K Municipal Enhanced Yield Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)
Security Description	Principal Amount	Value
Hawaii - 3.1%
Hawaii Pacific Health Special Purpose Revenue, Series 2010 B, 5.750%, 07/01/40	$420,000	$437,438
Hawaii Pacific Health Special Purpose Revenue, Series 2010 A, 5.500%, 07/01/40	500,000	501,075
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Company, Inc., 6.500%, 07/01/39	415,000	467,996
Total Hawaii		1,406,509
Illinois - 0.4%
Illinois Finance Authority Revenue, Chicago Charter School Project, 5.000%, 12/01/36	215,000	196,009
Indiana - 1.8%

Indiana State Finance Authority Environmental Improvement Revenue, US Steel Corp. Project, 6.000%, 12/01/26	750,000	801,435
Iowa - 1.7%
Iowa Higher Education Loan Authority Private College Facility Revenue, Upper Iowa University Project, 6.000%, 09/01/39	750,000	776,565
Kentucky - 2.6%
Kentucky Economic Development Finance Authority Hospital Revenue, Owensboro Medical Health System, Inc., Series 2010 A, 6.375%, 06/01/40	645,000	695,304

Owen County Waterworks System Revenue, American Water Co. Project, Series 2009 A, 6.250%, 06/01/39	400,000	443,044
Total Kentucky		1,138,348
Louisiana - 4.0%
Louisiana Local Government Environmental Facilities and Community Development Authority Hospital Revenue, Series 2010 A, 5.875%, 10/01/40	500,000	519,320
St. John Baptist Parish Revenue, Marathon Oil Corp., Series 2007 A, 5.125%, 06/01/37	1,255,000	1,261,589
Total Louisiana		1,780,909
Massachusetts - 7.8%

Massachusetts Educational Financing Authority Education Loan Revenue, Series 2010 A, 5.250%, 01/01/28	450,000	471,438

Massachusetts State Development Finance Agency Revenue, Wheelock College, Series 2007 C, 5.250%, 10/01/37	250,000	251,305
Massachusetts State Health and Educational Facilities Authority Revenue, Milford Regulation Medical, Series 2007 E, 5.000%, 07/15/32	300,000	267,447
Massachusetts State Health and Educational Facilities Authority Revenue, Suffolk University, Series 2009 A, 5.750%, 07/01/39	400,000	422,156
Massachusetts State Health and Educational Facilities Authority Revenue, UMass Memorial, Series 2005 D, 5.000%, 07/01/33	1,050,000	1,053,696
Massachusetts State Health and Educational Facilities Authority Revenue, Winchester Hospital Issue, Series 2010 H, 5.250%, 07/01/38	1,000,000	998,460
Total Massachusetts		2,466,042
Michigan - 5.1%
Detroit Distributable State Aid General Obligation, Limited Tax, Series 2010, 5.250%, 11/01/35	450,000	461,664

Detroit Water Supply System Revenue, Second Lien, Series 2006 B, 7.000%, 07/01/36 (AGM Insured)	250,000	292,360
Michigan State Building Authority Revenue, Facilities Program, Series 2009 H, 5.125%, 10/15/33	350,000	370,874
Michigan State Hospital Finance Authority Revenue, Henry Ford Health System, 5.750%, 11/15/39	1,110,000	1,152,158
Total Michigan		2,277,056
Nevada - 1.4%
Clark County Nevada Passenger Facility Charge Revenue, McCarran International Airport, Series 2010 A, 5.125%, 07/01/34	600,000	620,706
New Hampshire - 0.3%
New Hampshire Health and Education Facilities Authority Revenue, Dartmouth-Hitchcock Obligated Group Issue, Series 2009, 6.000%, 08/01/38	130,000	141,885
New Jersey - 2.6%
New Jersey Health Care Facilities Financing Authority State Contract, Hospital Asset Transformation Program, Series 2008 A, 5.250%, 10/01/38	500,000	523,905
New Jersey State Educational Facilities Authority Revenue, University Medical and Dentistry, Series 2009 B, 7.500%, 12/01/32	250,000	295,190
Tobacco Settlement Financing Corp., Series 2007 1A, 6.000%, 06/01/41	495,000	342,812
Total New Jersey		1,161,907

GW&K Municipal Enhanced Yield Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)
Security Description	Principal Amount	Value
New Mexico - 1.2%
Farmington Pollution Control Revenue, NM Public Service Company San Juan Project, Series 2010 C, 5.900%, 06/01/40	$500,000	$520,105
New York - 1.8%
Chautauqua County Industrial Development Agency Exempt Facility Revenue, NRG Dunkirk Power Project, Series 2009, 5.875%, 04/01/42	760,000	795,743
North Carolina - 0.8%
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Company Projects, Series 2009 A, 6.250%, 11/01/33	200,000	221,740
Columbus County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility Bonds, Series 2010 A, 5.700%, 05/01/34	125,000	129,948
Total North Carolina		351,688
Ohio - 1.0%
Ohio State Air Quality Development Authority Revenue, Ohio Valley Electric Corporation Project, Series 2009 E, 5.625%, 10/01/19	400,000	437,920
Pennsylvania - 7.6%
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Series 2009 A, 5.750%, 07/01/39	250,000	260,070

Pennsylvania Economic Development Finance Authority, Allegheny Energy Supply Co., 7.000%, 07/15/39	400,000	451,388
Pennsylvania Higher Educational Facilities Authority Revenue, East Stroudsburg University Student Housing Project, Series 2006 A, 5.000%, 07/01/42	1,000,000	982,730
Philadelphia Gas Works Revenue, Ninth Series, 5.250%, 08/01/40	1,250,000	1,266,175
Philadelphia Municipal Authority Revenue, 6.500%, 04/01/39	400,000	429,924
Total Pennsylvania		3,390,287
Puerto Rico - 5.2%
Puerto Rico Highways and Transportation Authority Revenue, Series 2007 M, 5.000%, 07/01/37	235,000	234,638
Puerto Rico Highways and Transportation Authority Revenue, Series AA, 5.300%, 07/01/35	790,000	819,759

Puerto Rico Public Buildings Authority Government Facilities Revenue, Series 2009 Q, 5.625%, 07/01/39	200,000	209,612
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2009 A, 6.000%, 08/01/42	190,000	209,967
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2010 A, 5.375%, 08/01/39	810,000	857,102
Total Puerto Rico		2,331,078
Tennessee - 3.8%
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2009 A, 7.750%, 07/01/38	225,000	261,551
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2009 A, 7.750%, 07/01/38	100,000	101,463
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 A, 5.250%, 09/01/18	265,000	280,616
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 A, 5.250%, 09/01/26	150,000	154,906
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 C, 5.000%, 02/01/21	330,000	343,484
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 C, 5.000%, 02/01/22	195,000	202,860
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 C, 5.000%, 02/01/23	320,000	332,224
Total Tennessee		1,677,104
Texas - 8.4%

Gulf Coast Waste Disposal Authority, International Paper Company Project, Series 2002 A, 6.100%, 08/01/24	305,000	311,707
Gulf Coast Waste Disposal Authority, Waste Management Brazoria County Project, Series 2003 A, 5.200%, 05/01/28	325,000	332,124
Matagorda County Navigation District No. 1 Pollution Control Revenue, Central Power and Light Company Project, 6.300%, 11/01/29	300,000	336,666
North Texas Tollway Authority System Revenue, Series 2009 A, 6.250%, 01/01/39	450,000	498,128

Texas Municipal Gas Acquisition and Supply Corp. Gas Supply Revenue, Series 2006 A, 5.250%, 12/15/23	645,000	670,523
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC IH-635 Managed Lanes project, Series 2010, 7.000%, 06/30/40	1,000,000	1,092,090
Texas State Public Finance Authority Charter School Finance Corp. Education Revenue, Series 2010 A, 6.200%, 02/15/40	500,000	520,330
Total Texas		3,761,568

GW&K Municipal Enhanced Yield Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)
Security Description	Principal Amount	Value
Vermont - 0.5%
Vermont Educational and Health Buildings Finance Agency Revenue, Fletcher Allen Hospital, Series 2007 A, 4.750%, 12/01/36	$275,000	$247,962
Virgin Islands - 1.8%
Virgin Islands Public Finance Authority Revenue, Series 2010 A, 5.000%, 10/01/39	500,000	513,050

Virgin Islands Public Finance Authority Revenue, Series 2009 A, Diageo Project, Series 6.750%, 10/01/37	250,000	286,038
Total Virgin Islands		799,088
Virginia - 0.3%
Washington County Industrial Development Authority Hospital Revenue, Mountain States Health Alliance, Series 2009 C, 7.750%, 07/01/38	100,000	116,100
Washington - 2.5%
Tobacco Settlement Authority Washington Tobacco Settlement Revenue, Asset Backed, Series 2002, 6.625%, 06/01/32	40,000	40,435
Washington Health Care Facilities Authority Revenue, Central Washington Health Services Association, Series 2009, 7.000%, 07/01/39	500,000	546,710

Washington State Health Care Facilities Authority Revenue, Overlake Hospital Medical Center, 5.700%, 07/01/38	500,000	517,710
Total Washington		1,104,855
West Virginia - 1.1%
West Virginia Economic Development Revenue, Appalachian Power Co. Amos Project, Series 2010 A, 5.375%, 12/01/38	500,000	512,790
Total Municipal Bonds (cost $40,473,759)		41,707,717

	Shares
Short-Term Investments - 4.2%[1]
Fidelity Institutional Money Market Tax Exempt Fund, Institutional Class, 0.09%
(cost $1,850,144)	1,850,144	1,850,144
Total Investments - 99.9% (cost $42,323,903)[5]		43,557,861
Other Assets, less Liabilities - 0.1%		1,064,508
Net Assets - 100.0%		$44,622,369

GW&K Small Cap Equity Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)
Security Description	Shares	Value
Common Stocks - 94.9%
Consumer Discretionary - 16.0%
Capella Education Co.*	5,000	$388,100
Hibbett Sports, Inc.*	16,900	421,655
Life Time Fitness, Inc.*	13,600	536,792
Lululemon Athletica, Inc.*	15,000	670,800
Matthews International Corp.	9,100	321,776
Monro Muffler Brake, Inc.	11,600	534,876
Peet’s Coffee & Tea, Inc.*	5,850	200,246
Ryland Group, Inc., The	13,000	232,960
Texas Roadhouse, Inc., Class A*	21,200	298,072
Tractor Supply Co.	15,300	606,798
Tupperware Brands Corp.	14,000	640,639
Total Consumer Discretionary		4,852,714
Consumer Staples - 2.4%
Ruddick Corp.	12,050	417,894
WD-40 Co.	8,400	319,368
Total Consumer Staples		737,262
Energy - 4.7%
Dril-Quip, Inc.*	10,400	645,944
Tesco Corp.*	27,000	324,810
Whiting Petroleum Corp.*	4,700	448,897
Total Energy		1,419,651
Financials - 18.8%
American Campus Communities, Inc.	15,700	477,908
Cohen & Steers, Inc.	16,500	358,050
Duff & Phelps Corp., Class A	14,600	196,662
Glacier Bancorp, Inc.	20,500	299,300
Iberia Bank Corp.	7,700	384,846
Mid-America Apartment Communities, Inc.	11,300	658,565
National Health Investors, Inc.	6,000	264,360
Portfolio Recovery Associates, Inc.*	6,250	404,062
ProAssurance Corp.*	9,000	518,310
PrivateBancorp, Inc.	16,900	192,491
Signature Bank*	13,500	524,340
Stifel Financial Corp.*	8,800	407,352
SVB Financial Group*	9,600	406,272
Umpqua Holdings Corp.	27,900	316,386
Waddell & Reed Financial, Inc.	10,700	292,752
Total Financials		5,701,656
Health Care - 10.4%
HMS Holdings Corp.*	14,000	825,160
ICU Medical, Inc.*	13,350	497,821
Landauer, Inc.	5,800	363,254
Meridian Bioscience, Inc.	22,200	485,736
United Therapeutics Corp.*	10,100	565,701
West Pharmaceutical Services, Inc.	12,000	411,720
Total Health Care		3,149,392

GW&K Small Cap Equity Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)
Security Description	Shares	Value
Industrials - 14.9%
American Ecology Corp.	15,500	$248,000
Ameron International Corp.	4,800	326,208
CLARCOR, Inc.	10,600	409,478
Healthcare Services Group, Inc.	16,200	369,198
Heartland Express, Inc.	26,600	395,542
Middleby Corp., The*	9,400	595,866
Nordson Corp.	6,150	453,194
Ritchie Bros. Auctioneers, Inc.	15,000	311,550
Toro Co., The	8,500	477,955
II-VI, Inc.*	13,800	515,154
Universal Forest Products, Inc.	14,400	421,200
Total Industrials		4,523,345
Information Technology - 20.5%
ANSYS, Inc.*	12,100	511,225
Blackboard, Inc.*	6,850	246,874
Blackbaud, Inc.	25,000	601,000
Cognex Corp.	22,500	603,450
Cohu, Inc.	23,200	292,088
Epicor Software Corp.*	25,100	218,370
Harmonic, Inc.*	53,000	364,640
Hittite Microwave Corp.*	14,700	700,455
Power Integrations, Inc.	12,300	391,017
PROS Holdings, Inc.*	20,500	190,240
Riverbed Technology, Inc.*	16,700	761,186
Rofin-Sinar Technologies, Inc.*	15,300	388,314
Solera Holdings, Inc.	9,000	397,440
Sourcefire, Inc.*	19,100	550,844
Total Information Technology		6,217,143
Materials - 4.8%
Compass Minerals International, Inc.	5,900	452,058
Schnitzer Steel Industries, Inc.	8,600	415,208
Silgan Holdings, Inc.	18,000	570,600
Total Materials		1,437,866
Utilities - 2.4%
Cleco Corp.	25,000	740,500
Total Common Stocks (cost $23,494,108)		28,779,529
Other Investment Companies - 2.6%
Clearbridge Energy MLP Fund, Inc.*	10,800	220,104
Kayne Anderson MLP Investment Co.	11,600	304,152
Tortoise Energy Infrastructure Corp.	8,000	273,280
Total Other Investment Companies (cost $681,567)		797,536
Short-Term Investments - 1.2%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.21% (cost $348,933)	348,933	348,933
Total Investments - 98.7% (cost $24,524,608)		29,925,998
Other Assets, less Liabilities - 1.3%		395,845
Net Assets - 100.0%		$30,321,843

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2010, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
TimesSquare Small Cap Growth	$448,890,588	$108,607,445	($24,952,439)	$83,655,006
TimesSquare Mid Cap Growth	1,227,993,613	256,726,180	(61,260,042)	195,466,138
Skyline Special Equities Portfolio	174,213,167	42,657,157	(16,002,199)	26,654,958
GW&K Small Cap Equity	24,514,818	6,181,597	(770,417)	5,411,180
GW&K Municipal Enhanced Yield	42,323,903	2,314,944	(82,526)	2,232,418
GW&K Municipal Bond	16,907,739	1,064,424	(7)	1,064,417
Renaissance Large Cap Growth	20,537,070	2,890,698	(484,789)	2,405,909

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2010, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Enhanced Yield Fund	$196,178	0.4%

*	Non-income-producing security.
[1]

Yield shown for each investment company represents its September 30, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of September 30, 2010, amounting to:

Fund	Market Value	% of Net Assets
TimesSquare Small Cap Growth	$10,860,853	2.1%
TimesSquare Mid Cap Growth	13,472,574	1.0%
Skyline Special Equities Portfolio	3,365,296	1.7%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. Until August 2, 2010, each Fund’s position in Series B was being marked to market daily. Effective August 2, 2010, the Trust, on behalf of each applicable Fund, has entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the BNY Institutional Cash Reserves Fund (the “ICRF”), pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from each Fund in September 2011. Each applicable Fund is now fair valuing its position in the ICRF daily.

[5]	At September 30, 2010, securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies:

Fund	Market Value	% of Net Assets
GW&K Municipal Enhanced Yield	$292,360	0.7%
GW&K Municipal Bond	2,257,573	12.4%

[6]

Private Placement: New or secondary issue of stock sold directly to a group of investors. The security’s public resale is restricted until it is negotiated with the SEC under the Securities Act of 1933. The market value comprises 0.7% of the Fund’s net assets at 09/30/10.

[7]

Illiquid Security: A security not readily convertible into cash such as a stock, bond, or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. The value shown is a Fair Value price as determined under procedures approved by the Fund’s Board of Trustees.

Investments Definitions and Abbreviations:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

AGM: Assured Guaranty Municipal Corp.

COP: Certificates of Participation

FGIC: Financial Guaranty Insurance Company

Notes to Schedule of Portfolio Investments (unaudited)—(Continued)

Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. As of September 30, 2010, the securities in GW&K Small Cap Equity and Renaissance Large Cap Growth were all Level 1 inputs. As of September 30, 2010, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
TimesSquare Small Cap Growth
Investments in Securities Common Stocks[1]	$511,043,225	—	—	$511,043,225
Common Stock - Restricted	—	—	$3,881,250	3,881,250
Short-Term Investments	16,683,498	$937,621	—	17,621,119

Total Investments in Securities	$527,726,723	$937,621	$3,881,250	$532,545,594

TimesSquare Mid Cap Growth
Investments in Securities Common Stocks[1]	$1,366,946,423	—	—	$1,366,946,423
Short-Term Investments	55,188,761	$1,324,567	—	56,513,328

Total Investments in Securities	$1,422,135,184	$1,324,567	—	$1,423,459,751

Skyline Special Equities Portfolio
Investments in Securities Common Stocks[1]	$193,037,625	—	—	$193,037,625
Short-Term Investments	7,491,073	$339,427	—	7,830,500

Total Investments in Securities	$200,528,698	$339,427	—	$200,868,125

GWK Municipal Enhanced Yield
Investments in Securities Municipal Bonds[2]	—	$42,706,177	—	$42,706,177
Short-Term Investments	$1,850,144	—	—	1,850,144

Total Investments in Securities	$1,850,144	$42,706,177	—	$44,556,321

GWK Municipal Bond
Investments in Securities Municipal Bonds[2]	—	$16,150,937	—	$16,150,937
Short-Term Investments	$1,821,219	—	—	1,821,219

Total Investments in Securities	$1,821,219	$16,150,937	—	$17,972,156

[1]	The common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
[2]	The municipal bonds held in the Fund are Level 2 securities. For a detailed break-out of municipal bonds by state, please refer to the Schedule of Portfolio Investments.

Notes to Schedule of Portfolio Investments (unaudited)—(Continued)

The following table is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

TimesSquare Small Cap Growth Fund	Investments in Securities
Balance as of December 31, 2009	$3,234,375
Accrued discount (premiums)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	646,875
Net purchases (sales)	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of September 30, 2010	$3,881,250

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: November 19, 2010

By:	/S/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date: November 19, 2010